Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible asset is comprised of following:

		As of December 31, 2023			As of December 31, 2024
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)	(in US$ thousands)			(in US$ thousands)
Developed technology (Note 3)	5	$2,575	$(1,470)	$1,105	$2,575	$(1,985)	$590
Customer relationships (Note 3)	3	2,600	(2,455)	145	2,600	(2,600)	—
Others	5	308	(284)	24	308	(287)	21
Total	4	$5,483	$(4,209)	$1,274	$5,483	$(4,872)	$611